EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Non-current assets	$ 83,360	$ 80,435
Current assets	3,064	2,479
Total assets	87,971	84,347
Non-current liabilities	40,157	37,394
Current liabilities	10,428	10,513
Total liabilities	51,509	49,223
Partnership’s share of net assets	19,462	19,761	$ 16,844
Joint ventures | Associates
Investment [Line Items]
Non-current assets	84,337	83,176
Current assets	3,559	3,679
Total assets	87,896	86,855
Non-current liabilities	32,306	31,913
Current liabilities	4,857	4,446
Total liabilities	37,163	36,359
Net assets	$ 50,733	$ 50,496